Share-Based Compensation - Summary Of Share-Based Compensation Expense (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		$ 54.8	$ 69.2	$ 70.2
Impact of accelerated vesting on equity awards	[1]	7.7	4.2	0.0
Total share-based compensation expense		62.5	73.4	70.2
Tax impact		(15.1)	(17.8)	(16.7)
Reduction in net income		47.4	55.6	53.5
Reportable Subsegments
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		39.8	42.5	50.6
Reportable Subsegments | Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		1.7	2.3	9.6
Reportable Subsegments | Restricted share units and other share-based compensation
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		37.7	39.3	38.6
Reportable Subsegments | Share appreciation rights
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		0.4	0.9	2.4
Corporate Segment
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		$ 15.0	$ 26.7	$ 19.6

[1]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.